Capital management	12 Months Ended
Dec. 31, 2019
Capital Management [abstract]
Capital management

52 Capital management

Objectives

Group Treasury (“GT”) Capital Management, part of Balance Sheet & Capital Management, is responsible for maintaining the adequate capitalisation of ING Group and ING Bank entities, to manage the risk associated with ING’s business activities. This involves not only managing, planning and allocating capital within ING Group, ING Bank and its various entities, but also helping to execute necessary capital market transactions, term (capital) funding and risk management transactions. ING takes an integrated approach to assess the adequacy of its capital position in relation to its risk profile and operating environment. This means GT Capital Management takes into account both regulatory and internal, economic based metrics and requirements as well as the interests of key stakeholders such as shareholders and rating agencies.

ING applies the following main capital definitions:

▪Common Equity Tier 1 capital (CET1) - is defined as shareholders’ equity less regulatory adjustments. CET1 capital divided by risk-weighted assets equals the CET1 ratio.

▪Tier 1 capital – is defined as CET1 capital including Additional Tier 1 (hybrid) securities and other regulatory adjustments. Tier 1 capital divided by risk-weighted assets equals the Tier 1 capital ratio.

▪Total capital – is Tier 1 capital including subordinated Tier 2 liabilities and regulatory adjustments. Total capital divided by risk-weighted assets equals the Total capital ratio.

▪Common Equity Tier 1 ratio ambition –is built on potential impact of a standardised and pre-determined 1-in-10-year stress event (i.e. at a 90% confidence level with a 1-year horizon).

▪Leverage ratio – is defined as Tier 1 capital divided by the total exposure amount.

Capital Developments

The capital position remained robust in 2019 reflecting strong profitability with a lower risk weight and complemented with the optimisation of the capital structure. At both the consolidated and entity level, ING has sufficient buffers to withstand certain adverse scenarios without breaching currently applicable and likely future requirements.

The CET1 ratio at the end of the year improved as risk-weighted assets increased due to volume growth and model impacts, effects that were offset by profit retention and positive risk migration.

ING continues to maintain a strong and high quality capital level. ING Groep N.V. has a Common Equity Tier 1 ratio of 14.6% as at 31 December 2019 versus a current CRR/CRD IV solvency requirement of 11.83%.

The Group’s Tier 1 ratio (including grandfathered securities) increased to 16.7%, as of 31 December 2019. Compared with previous year, the Total capital ratio (including grandfathered securities) increased from 18.4% to 19.1%.

ING Bank N.V. has a CET1 ratio of 13.1%, thereby complying with CRR/CRD IV solvency re quirements. ING Bank N.V. paid EUR 2,819 million of dividend to ING Group in 2019. The Tier 1 ratio (including grandfathered securities) increased from 14.5% to 15.1%, primarily reflecting developments in ING Bank’s CET1 ratio. The Banks’s total capital ratio (including grandfathered securities) increased from 17.2% to 17.9%.

ING Group capital position according to CRR/CRD IV
	2019	2018
Shareholders’ equity[4]	53,769	50,932
Interim profit not included in CET1 capital [1]	–1,754	–1,712
Other adjustments	–4,464	–3,776
Regulatory adjustments	–6,217	–5,489
Available common equity Tier 1 capital	47,552	45,443

Additional Tier 1 securities [2]	6,916	5,339
Regulatory adjustments additional Tier 1	51	48
Available Tier 1 capital	54,519	50,831

Supplementary capital Tier 2 bonds [3]	8,943	8,248
Regulatory adjustments Tier	–1,158	–1,136
Available Total capital	62,303	57,943

Risk weighted assets	326,414	314,149

Common equity Tier 1 ratio	14.57%	14.47%
Tier 1 ratio	16.70%	16.18%
Total capital ratio	19.09%	18.44%

1) The interim profit not included in CET1 capital as per 31 December 2019 (EUR 1,754 million) includes EUR 42 million for 4Q 2019.(Full Year 2019: EUR 2,689 million).

2) Including EUR 5,312 million which is CRR/CRD IV-compliant (2018: EUR 2,833 million) and EUR 1,604 million to be replaced as capital recognition is subject to CRR/CRD IV grandfathering rules (2018: EUR 2,506 million).

3) Including EUR 8,789 million which is CRR/CRD IV-compliant (2018: EUR 8,079 million), and EUR 153 million to be replaced as capital recognition is subject to CRR/CRD IV grandfathering rules (2018: EUR 168 million).

4) Shareholders' equity is determined in accordance with IFRS-EU.

Dividend

ING Group’s dividend policy aims to pay a progressive dividend that will reflect considerations including expected future capital requirements, growth opportunities available to the Group, net earnings, and regulatory developments. The Executive Board proposes to pay a total cash dividend of EUR 2,689 million, or EUR 0.69 per ordinary share, over the financial year 2019. This is subject to the approval of shareholders at the Annual General Meeting in April 2020.

Taking into account the interim dividend of EUR 0.24 per ordinary share paid in August 2019, the final dividend will amount to EUR 0.45 per ordinary share and will be paid fully in cash. The total amount of EUR 1,754 million is completely covered by the remaining balance of ”interim profits not included in CET1 capital” at year-end 2019.

Processes for managing capital

Besides assessing capital adequacy, ING also ensures the availability of sufficient capital above the set targets and limits for ING Group and ING Bank. Additionally, GT Capital Management ensures adherence to the set limits and targets by planning and executing capital management transactions. The ongoing assessment and monitoring of capital adequacy is embedded in the capital planning process within the ICAAP framework. As part of the dynamic business planning process, ING prepares a capital and funding plan on a regular basis for all its material businesses and assesses continuously the timing, need and feasibility for capital management actions in scope of its execution strategy. Sufficient financial flexibility should be preserved to meet important financial objectives. ING’s risk appetite statements set targets and are at the foundation of the capital plan. These limits are cascaded to the different businesses in line with our risk management framework.

Adverse planning and stress testing are integral components of ING’s risk and capital management framework. It allows us to (i) identify and assess potential vulnerabilities in our businesses, business model, portfolios or operating environment; (ii) understand the sensitivities of the core assumptions used in our strategic and capital plans; and (iii) improve decision-making and business steering through balancing risk and return following a foresighted and prudent management approach. In addition to internal stress test scenarios reflecting the outcomes of the annual risk assessment, ING also participates in regulatory stress test exercises. ING participated in the 2018 EU-wide stress test conducted by EBA.

Regulatory requirements

Capital adequacy and the use of required regulatory capital are based on the guidelines developed by the Basel Committee on Banking Supervision (The Basel Committee) and the European Union Directives, as implemented by the Dutch Central Bank (Dutch Central Bank until 3 November 2014, the ECB thereafter) for supervisory purposes. In 2010, the Basel Committee issued new solvency and liquidity requirements that superseded Basel II. The minimum requirements, excluding buffers, for the CET 1 ratio is 4.5%, the minimum Tier 1 requirement is 6% and the Total capital ratio is 8% of risk-weighted assets.

The CET1 requirement for ING Group at a consolidated level was set at 11.83% in 2019. This requirement is the sum of a 4.5% Pillar I requirement, a 1.75% Pillar II requirement, a 2.5% Capital Conservation Buffer (CCB), a 0.08% Countercyclical Buffer (based on December 2019 positions) and the 3.0% Systemic Risk Buffer (SRB) that are set separately for Dutch systemic banks by the Dutch Central Bank (De Nederlandsche Bank). Due to changes in the Countercyclical Buffer setting in some jurisdictions, ING expects an increase to 0.24% in 2020 (based on 4Q 2019 positions). This requirement excludes the Pillar II capital guidance, which is not disclosed.

The Maximum Distributable Amount (MDA) trigger level stood at 11.83% in 2019, based on stable Pillar II capital requirements. In the event that ING Group breaches the MDA level, ING may face restrictions on dividend payments, AT1 instruments coupons and bonus payments.

Ratings

Main credit ratings of ING at 31 December 2019
	Standard & Poor’s		Moody’s		Fitch
	Rating	Outlook	Rating	Outlook	Rating	Outlook
ING Groep N.V.
Long-term	A-	Stable	Baa1	Stable	A+	Stable
ING Bank N.V.
Long-term	A+	Stable	Aa3	Stable	AA-	Stable
Short-term	A-1		P-1		F1+

ING’s key credit ratings and outlook are shown in the table above. Each of these ratings reflects only the view of the applicable rating agency at the time the rating was issued, and any explanation of the significance of a rating may be obtained only from the rating agency.

A security rating is not a recommendation to buy, sell or hold securities and each rating should be evaluated independently of other ratings. There is no assurance that any credit rating will remain in effect for any given period of time or that a rating will not be lowered, suspended or withdrawn entirely by the rating agency if, in the rating agency’s judgment, circumstances so warrant. ING accepts no responsibility for the accuracy or reliability of the ratings.

ING Bank NV capital position according to CRR/CRD IV

	2019	2018
Shareholders' equity	46,924	44,173
Interim profit not included in CET1 capital [1]	–43	–174
Other adjustments	–4,309	–3,621
Regulatory adjustments	–4,352	–3,794
Available common equity Tier 1 capital	42,572	40,379

Additional Tier 1 securities [2]	6,752	5,179
Regulatory adjustments additional Tier 1	74	62
Available Tier 1 capital	49,398	45,619

Supplementary capital Tier 2 bonds [3]	8,942	8,248
Regulatory adjustments Tier 2	55	66
Available Total capital	58,394	53,933

Risk weighted assets	326,193	313,572

Common equity Tier 1 ratio	13.05%	12.88%
Tier 1 ratio	15.14%	14.55%
Total capital ratio	17.90%	17.20%